UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             11/14/12
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  $7,052,130
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.


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                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
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
ADVENT SOFTWARE INC  COM      007974108   354,368     14,422,800   SH            DEFINED        1          14,422,800
ADVENT SOFTWARE INC  COM      007974108    31,681      1,289,400   SH            DEFINED        2           1,289,400
CALPINE CORP         COM      131347304   929,515     53,729,212   SH            DEFINED        1          53,729,212
CALPINE CORP         COM      131347304    35,539      2,054,296   SH            DEFINED        2           2,054,296
CROWN CASTLE INTL
CORP                 COM      228227104   592,826      9,248,449   SH            DEFINED        1           9,248,449
CROWN CASTLE INTL
CORP                 COM      228227104    23,012        359,000   SH            DEFINED        2             359,000
LAMAR ADVERTISING CO CL A     512815101   465,963     12,575,384   SH            DEFINED        1          12,575,384
LAMAR ADVERTISING CO CL A     512815101    19,147        516,730   SH            DEFINED        2             516,730
LIBERTY GLOBAL INC   CL A     530555101   256,992      4,230,320   SH            DEFINED        1           4,230,320
LIBERTY GLOBAL INC   CL A     530555101    23,454        386,079   SH            DEFINED        2             386,079
LIBERTY GLOBAL INC.  CL C     530555309   928,043     16,421,857   SH            DEFINED        1          16,421,857
LIBERTY GLOBAL INC   CL C     530555309    23,210        410,708   SH            DEFINED        2             410,708
MARTIN MARIETTA
MATLS INC            COM      573284106   250,852      3,027,051   SH            DEFINED        1           3,027,051
MARTIN MARIETTA
MATLS INC            COM      573284106    12,489        150,700   SH            DEFINED        2             150,700
OASIS PETROLEUM INC. COM      674215108   241,611      8,198,549   SH            DEFINED        1           8,198,549
OASIS PETROLEUM INC. COM      674215108     9,100        308,800   SH            DEFINED        2             308,800
PETROQUEST ENERGY
INC                  COM      716748108    50,454      7,519,184   SH            DEFINED        1           7,519,184
PETROQUEST ENERGY
INC                  COM      716748108     1,920        286,200   SH            DEFINED        2             286,200
PIONEER NAT RES CO   COM      723787107   898,149      8,602,964   SH            DEFINED        1           8,602,964
PIONEER NAT RES CO   COM      723787107    32,181        308,250   SH            DEFINED        2             308,250
PROGRESSIVE WASTE
SOLUTIONS LTD.       COM      74339G101    59,540      2,894,500   SH            DEFINED        1           2,894,500
PROGRESSIVE WASTE
SOLUTIONS LTD.       COM      74339G101     2,217        107,800   SH            DEFINED        2             107,800
QUICKSILVER
RESOURCES INC        COM      74837R104    95,343     23,311,254   SH            DEFINED        1          23,311,254
QUICKSILVER
RESOURCES INC        COM      74837R104     6,846      1,673,900   SH            DEFINED        2           1,673,900
THE CHARLES SCHWAB
CORP.                COM      808513105   590,902     46,218,387   SH            DEFINED        1          46,218,387
THE CHARLES SCHWAB
CORP.                COM      808513105    24,362     1,905,500    SH            DEFINED        2           1,905,500
VISA, INC.           COM      92826C839   950,804     7,080,754    SH            DEFINED        1           7,080,754
VISA, INC.           COM      92826C839    39,317     292,800      SH            DEFINED        2             292,800
RESOLUTE ENERGY CORP COM      76116A108    93,445     10,534,910   SH            DEFINED        1          10,534,910
RESOLUTE ENERGY CORP COM      76116A108     3,270     368,700      SH            DEFINED        2             368,700
RESOLUTE ENERGY CORP WARRANTS 76116A116     5,392     8,169,525    SH            DEFINED        1           8,169,525
RESOLUTE ENERGY CORP WARRANTS 76116A116       185     279,753      SH            DEFINED        2             279,753
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